United States
                       Securities And Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08359
                                    --------------------------------------------


                               The Westport Funds
                               ------------------
               (Exact name of registrant as specified in charter)


                253 Riverside Avenue, Westport, Connecticut 06880
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)


    Edmund H. Nicklin, Jr., 253 Riverside Avenue, Westport, Connecticut 06880
    -------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (888) 593-7878
                                                     ---------------------------

Date of fiscal year end:   12/31
                           -------------

Date of reporting period:  06/30/07
                           -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Westport Funds Semiannual Report

The ----------------------------------------------------------------------------
                                    Westport
-------------------------------------------------------------------------- Funds

                                    [GRAPHIC]


                               Semi-Annual Report
                                  June 30, 2007
                                   (Unaudited)


                                  888-593-7878


                                    Website:
                              www.westportfunds.com

                                  -----------
                                   WESTPORT
                                  INVESTMENTS
                                  -----------

LETTER TO SHAREHOLDERS                                             JULY 10, 2007
================================================================================

Dear Fellow Shareholder:

U.S. economic growth slowed in the first half of 2007 from its 2006 pace and earnings growth as measured by the S&P 500 Index slowed from its double-digit rate of the last four years. However, returns in the equity market in the first half were very satisfactory across the capitalization spectrum - large, medium and small - and were generally more favorable at companies exposed to global growth. Market returns benefited from a new high in world-wide merger and acquisition activity, a 58% increase from the first half of 2006, a 53% increase in the U.S., also a new high, and record activity by private equity firms. The major drag on the U.S. economy in the first half was housing. Inventories of new and existing homes have continued to grow and the spring selling season did not change the trend. Another negative that will affect the housing market became visible in the first half of the year - significant deficiencies in sub-prime mortgage underwriting. This likely will lead to a substantially higher default rate than previously anticipated by the credit rating firms. Some investors believe the spill-over effects from the dislocations in the mortgage market will disrupt the economy and financial markets.

                                TABLE OF RESULTS*
                               THE WESTPORT FUNDS
                        TOTAL RETURNS(i) -- JUNE 30, 2007

-------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS       ONE YEAR      FIVE YEARS     SINCE INCEPTION(ii)
                                              ENDED           ENDED      ENDED 6/30/07        TO 6/30/07
FUND OR INDEX                                6/30/07         6/30/07    (AVERAGE ANNUAL)   (AVERAGE ANNUAL)
Westport Select Cap Fund - Class R(iii)       13.6%           25.1%          12.6%               14.0%
Russell 2000(R) Index                          6.5%           16.4%          13.9%                8.4%
-------------------------------------------------------------------------------------------------------------
Westport Fund - Class R(iv)                   12.3%           22.7%          13.2%               13.4%
Russell Midcap(R) Index(v)                     9.9%           20.8%          16.4%               10.9%
-------------------------------------------------------------------------------------------------------------

* Total Annual Fund Operating Expenses for Class R shares of the Westport Select Cap Fund and the Westport Fund were 1.44% and 1.66% respectively; shareholders actually paid 1.32% and 1.49% respectively.(vi)

Both the Westport Funds performed well in this environment with returns exceeding their respective benchmarks. The total return for the Westport Select Cap Fund in the first half of 2007 was 13.6%, exceeding its benchmark, the Russell 2000(R) Index, by more than 7 percentage points. Since inception 9 1/2 years ago, the Westport Select Cap Fund's annualized return has exceeded that of its benchmark by 5.6 percentage points. For the Westport Fund, the return for the six months ended June 30, 2007 was 12.3% which exceeded its benchmark, the Russell Midcap(R) Index by 2.4 percentage points. The Westport Fund also compares favorably to the Lipper Multi-Cap Core Funds Category Average(vii), whose return was 7.8% for the first half of 2007. Lipper Inc. classifies the Westport Fund as Multi-Cap Core, since its portfolio holdings include companies in all three market capitalization categories - small, mid and large. Since its inception 9 1/2 years ago, the Westport Fund's return has exceeded this Category Average by nearly seven percentage points on an annualized basis.

PORTFOLIO COMMENTS
The majority of portfolio holdings in both of the Westport Funds performed well in the first half of 2007. In fact, the two largest portfolio holdings in the Westport Select Cap Fund recorded exceptional returns - ITT Educational Services, Inc. (a for-profit education company) and Precision Castparts Corp. (a manufacturer of complex metal products) gained 77% and 55%, respectively. Current valuation for both is now more than ten times each holding's initial cost. The record merger and acquisition activity had a positive effect on the Westport Select Cap Fund, which had a total of six portfolio holdings that were either acquired or entered agreements to be acquired during the first half of 2007. Private equity firms agreed to purchase two of these companies for cash - Apollo Management, Inc. is buying EGL, Inc. (an international logistics company) and Fortress Investment Group, LLC is buying Florida East Coast Industries, Inc. (a railroad and real estate developer) producing gains of 56% and 39%, respectively. Given these results, it is not surprising that the Industrial Services segment, which contains only for-profit education companies, and the Transportation segment were the two best performing industry groups in the first half. Map Info Corp. (a software company specializing in location-based optimization tools), gained nearly 55% on a takeover by Pitney Bowes Corp. Two additional acquisitions include Triad Hospitals, Inc. (acute care hospitals) by Community Health Systems, Inc. and The Houston Exploration Company (oil and gas exploration) by Forest Oil Corp. Finally, CVS won the battle against Express Scripts, Inc. for Caremark Rx, Inc. with a stock swap when good earnings from its drugstore operations boosted its stock price and a substantial one-time cash dividend was included. Two other portfolio holdings also provided notable returns of approximately 45% each in the first six months of 2007 - Helmerich & Payne, Inc. (a land-based oil and gas driller) and Baldor Electric Company (an electric motor manufacturer).

Given concerns about housing, sub-prime mortgage defaults and their impact on the U.S. financial system, it is not surprising that Regional Banks and Thrifts were the poorest performing industry segment, with a negative return of 16% for the first half. BankUnited Financial Corp. - Class A, with a negative return of approximately 28% was the Fund's worst performer. The other meaningful negative industry segment was Insurance brokerage. The brokers' poor performance is the result of the property and casualty insurance industry's underwriting over-capacity and lower pricing reflecting fewer than normal natural disasters in 2006 and 2007.

For the Westport Fund, the results were also positive. The portfolio holding with the best return in the first half of 2007 was Precision Castparts Corp. The Industrial Specialty Products segment, which includes Precision Castparts Corp., recorded a return of more than 30% for the first half, as did two of its other members - Pall Corp. (a manufacturer of filtration and separation products) and Texas Instruments, Inc. (a global semi-conductor manufacturer). Other notable gainers included Helmerich & Payne, Inc. and Baldor Electric Company, with returns approximating 45%. In total, 23 of the Westport Fund's 30 portfolio holdings had positive returns in this time period. The largest negative return was registered by CACI International, Inc. (a government information technology supplier) at -14%. The only industry segment with a meaningful negative return was Broadcasting/Cable/TV/Advertising, which reduced the Fund's performance by
0.6 percentage points in the first half of 2007. Two acquisitions were completed in the Westport Fund during this period. Claire's Stores, Inc. was purchased for cash by private equity firm, Apollo Management, Inc. and Forest Oil Corp. (oil and gas exploration) completed its cash and stock merger with The Houston Exploration Company. This exploration and production combination is viewed more positively by investors now than at its announcement, with the first half return to The Houston Exploration Company shareholders approaching 20%.

OUTLOOK
Real Gross Domestic Product ("GDP") growth in the U.S. economy slowed from 2.1% in the fourth quarter of 2006 to 0.6% in the first quarter of 2007. While this decrease in growth is substantial, it resulted largely from a decline in net exports. Exports and imports are expected to revert to more typical levels in the second quarter, returning real GDP growth to a more normal and desirable level above 2%. However, even if the decline proves to be a short-term aberration, the risks to economic growth have risen. Oil prices exceeding $70/barrel and a continued low level of unemployment are viewed by the Federal Reserve ("Fed") as potential inflation drivers. Risks to economic growth center on housing. The rising default rate on sub-prime mortgages may cause financial intermediaries to suffer meaningful losses if their sub-prime mortgage based derivative holdings experience poorer financial results than credit ratings currently predict. Finally, a continuing decline in housing volume and pricing might lead consumers to reduce their spending or at least grow that spending at a slower pace.

On the other hand, recent core inflation (computed without food and energy) has been stable, declining toward 2%, and dislocations from the bursting of the housing bubble have not pushed the economy into recession. Given this balance, it is easier to understand the Fed's decision to leave monetary policy on hold for the last year. Financial markets could experience dislocations if inflation accelerates or economic growth doesn't return to more normal levels as anticipated. However, if the domestic economy grows at a reasonable rate and the Fed can remain on hold with its monetary policy, the outlook for financial markets is positive. Continuation of global economic growth will support earnings, especially for those companies with international exposure. Inexpensive money from Japan through the "carry trade" is likely to continue providing support for hedge funds, even though anecdotal evidence suggests that the leverage employed by some of these funds could cause significant losses in the event of a financial disruption. And finally, private equity firms should retain access to debt for their deals, although the cost of that debt might be higher and the deals may require a larger equity component. The portfolios of the Westport Funds remain positioned in companies with attractive businesses that can benefit from economic growth and continued merger and acquisition activity.

At the halfway mark of the Westport Funds' tenth year, we would again like to thank our shareholders for their continued support.

Sincerely,


/s/ Edmund H. Nicklin, Jr.                           /s/ Andrew J. Knuth

Edmund H. Nicklin, Jr.                               Andrew J. Knuth

(i) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the data quoted. Investors may obtain performance information current to the last month-end, within 7 business days, at http://www.westportfunds.com.

(ii) The Class R shares of the Westport Fund and the Westport Select Cap Fund commenced operations on December 31, 1997.

(iii) The Class I shares of the Westport Select Cap Fund commenced operations on February 16, 1998. For the total return and other information relating to Class I shares, see the Financial Highlights on page 16.

(vi) The Class I shares of the Westport Fund commenced operations on February 9, 2001. For total return and other information relating to Class I shares of the Westport Fund, see the Financial Highlights on page 18.

(v) The Russell 2000(R) Index, representing approximately 8% of the U.S. equity market, is an index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000(R) Index (an index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity markets).The Russell Midcap(R) Index is an index comprised of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 25% of the total market capitalization of the Russell 1000(R) (an index of the 1,000 largest companies in the Russell 3000(R) Index). You should note that The Westport Funds are professionally managed mutual funds, which are subject to advisory fees and other expenses while the indices are unmanaged and do not incur expenses.

(vi) The Funds expense ratios were taken from the most recent prospectus dated May 1, 2007 and usually are updated only annually. Although shareholder servicing fees of up to 0.25% of a Fund's average net assets attributable to Class R shares may be accrued, during the fiscal year ended December 31, 2006, Class R shares of the Westport Select Cap Fund and the Westport Fund paid shareholder servicing fees equal to 0.13% and 0.08% of the Fund's average net assets attributable to Class R shares. Actual shareholder servicing fees paid by a Fund in fiscal 2007 may be more or less than the amount paid in fiscal 2006.

(vii) Lipper Multi-Cap Core Funds Category Average is an arithmetic average of the total return of all Multi-Cap Core Funds tracked by Lipper in a given time period. Lipper is an independent ranking organization for the mutual fund industry.

SCHEDULE OF SHAREHOLDER EXPENSES (UNAUDITED)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment adivsory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of the Westport Funds, you do not incur any transaction costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

ACTUAL EXPENSES
The first lines of the table below with respect to each class of shares of each Fund provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2007" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second lines of the table below with respect to each class of shares of each Fund provide information about hypothetical account values and hypothetical expenses based on the Funds' acutal expense ratios and assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher. As a shareholder of the Westport Funds, you do not incur any transaction costs.

                                                                                    EXPENSES PAID      NET EXPENSE     TOTAL RETURN
                                                    BEGINNING          ENDING         DURING THE          RATIO         SIX MONTHS
                                                  ACCOUNT VALUE    ACCOUNT VALUE   SIX MONTHS ENDED     ANNUALIZED         ENDED
                                                 JANUARY 1, 2007   JUNE 30, 2007    JUNE 30, 2007*    JUNE 30, 2007    JUNE 30, 2007
WESTPORT SELECT CAP FUND
 Class R Actual                                     $1,000.00        $1,135.60          $6.99              1.32%           13.56%
 Class R Hypothetical (5% return before expenses)   $1,000.00        $1,018.25          $6.61              1.32%            2.48%
 Class I Actual                                     $1,000.00        $1,137.40          $5.83              1.10%           13.74%
 Class I Hypothetical (5% return before expenses)   $1,000.00        $1,019.34          $5.51              1.10%            2.48%

WESTPORT FUND
 Class R Actual                                     $1,000.00        $1,122.90          $7.84              1.49%           12.29%
 Class R Hypothetical (5% return before expenses)   $1,000.00        $1,017.41          $7.45              1.49%            2.48%
 Class I Actual                                     $1,000.00        $1,122.80          $7.79              1.48%           12.28%
 Class I Hypothetical (5% return before expenses)   $1,000.00        $1,017.46          $7.40              1.48%            2.48%

* Expenses are equal to each Fund's annualized expense ratio (based upon the last six months) as reflected in the fourth column above, multiplied by the average account value over the period, multiplied by [# of days in most recent fiscal half-year divided by # of days in current fiscal year (181/365)] to reflect the one-half year period.

THE WESTPORT FUNDS
REPRESENTATION OF PORTFOLIO HOLDINGS
JUNE 30, 2007 (UNAUDITED)
================================================================================

The illustrations below provide the industry allocations for the Westport Select Cap Fund and the Westport Fund.

WESTPORT SELECT CAP FUND
--------------------------------------------------------------------------------
INDUSTRY ALLOCATION (% OF NET ASSETS)
Consumer Products & Services            17.0
Industrial Specialty Products           16.4
Industrial Services                     11.8
Business Products & Services            11.5
Health Care Products & Services         11.0
Insurance                                6.6
Oil & Gas Producers                      5.8
Regional Banks & Thrifts                 4.5
Transportation                           3.5                 [PIE CHART]
Security Products & Services             1.6
Capital Goods                            1.3
Real Estate & Construction               1.0
Communications Equipment & Services      0.9
Engineering & Consulting                 0.7
Medical Products & Services              0.6
Broadcasting/Cable TV/Advertising        0.6
Oil & Gas Services                       0.4
Cash & Cash Equivalents                  4.8
                                     -------
Total                                  100.0
                                     =======

WESTPORT FUND
--------------------------------------------------------------------------------
INDUSTRY ALLOCATION (% OF NET ASSETS)
Industrial Specialty Products           22.7
Business Products & Services            15.3
Oil & Gas Producers                     14.6
Health Care Products & Services         11.4
Chemicals                                6.0
Regional Banks & Thrifts                 5.6
Broadcasting/Cable TV/Advertising        4.6
Medical Products & Services              3.7                 [PIE CHART]
Consumer Products & Services             3.7
Transportation                           2.7
Insurance                                2.0
Capital Goods                            1.8
Oil & Gas Services                       1.3
Other                                    0.5
Cash & Cash Equivalents                  4.1
                                     -------
Total                                  100.0
                                     =======

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 95.2%                                 SHARES         VALUE
--------------------------------------------------------------------------------
BROADCASTING/CABLE TV/ADVERTISING -- 0.6%
Cox Radio, Inc. - Class A(a) ....................      339,334   $    4,832,116
Emmis Communications Corp.(a) ...................      154,153        1,419,749
                                                                 --------------
                                                                      6,251,865
                                                                 --------------
BUSINESS PRODUCTS & SERVICES -- 11.5%
Arbitron, Inc. ..................................      677,753       34,924,611
CACI International, Inc.(a) .....................      185,900        9,081,215
IMS Health, Inc. ................................      539,598       17,337,284
Integral Systems, Inc. ..........................       19,649          477,667
Perot Systems Corp. - Class A(a) ................      925,000       15,762,000
Synopsys, Inc.(a) ...............................    1,063,892       28,118,666
TriZetto Group, Inc.(a) .........................    1,014,863       19,647,748
                                                                 --------------
                                                                    125,349,191
                                                                 --------------
CAPITAL GOODS -- 1.3%
Baldor Electric Company .........................      290,000       14,291,200
                                                                 --------------

COMMUNICATIONS EQUIPMENT & SERVICES -- 0.9%
General Communication, Inc. - Class A(a) ........      739,450        9,472,355
                                                                 --------------

CONSUMER PRODUCTS & SERVICES -- 17.0%
Applebee's International, Inc. ..................      870,300       20,974,230
Big Lots, Inc.(a) ...............................    1,313,056       38,630,108
Darden Restaurants, Inc. ........................      734,200       32,297,458
Del Monte Foods Company .........................    1,635,000       19,881,600
Orient Express Hotels Ltd. - Class A ............      579,100       30,923,940
Ruby Tuesday, Inc. ..............................      890,200       23,438,966
Saks, Inc.(a) ...................................      912,600       19,484,010
                                                                 --------------
                                                                    185,630,312
                                                                 --------------
ENGINEERING & CONSULTING -- 0.7%
KBR, Inc.(a) ....................................      280,776        7,364,754
                                                                 --------------

HEALTH CARE PRODUCTS & SERVICES -- 11.0%
CVS/Caremark Corp. ..............................      950,000       34,627,500
Triad Hospitals, Inc.(a) ........................      449,200       24,148,992
Universal Health Services, Inc. - Class B .......      985,200       60,589,800
                                                                 --------------
                                                                    119,366,292
                                                                 --------------
INDUSTRIAL SERVICES -- 11.8%
DeVry, Inc. ...............................          1,275,000       43,375,500
ITT Educational Services, Inc.(a) .........            720,000       84,513,600
                                                                 --------------
                                                                    127,889,100
                                                                 --------------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 95.2% (CONTINUED)                     SHARES         VALUE
--------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY PRODUCTS -- 16.4%
Charles River Laboratories International, Inc.(a)      701,300   $   36,201,106
EMS Technologies, Inc.(a) .......................      254,013        5,603,527
Fairchild Semiconductor Corp.(a) ................      350,000        6,762,000
Precision Castparts Corp. .......................      676,600       82,112,176
QLogic Corp.(a) .................................      678,209       11,292,180
Rogers Corp.(a) .................................      164,800        6,097,600
Thermo Fisher Scientific, Inc.(a) ...............      601,000       31,083,720
                                                                 --------------
                                                                    179,152,309
                                                                 --------------
INSURANCE -- 6.6%
Arthur J. Gallagher & Company ...................      503,600       14,040,368
Brown & Brown, Inc. .............................      765,200       19,237,128
Hilb, Rogal & Hobbs Company .....................      900,000       38,574,000
                                                                 --------------
                                                                     71,851,496
                                                                 --------------
MEDICAL PRODUCTS & SERVICES -- 0.6%
Kinetic Concepts, Inc.(a) .......................      130,000        6,756,100
                                                                 --------------

OIL & GAS PRODUCERS -- 5.8%
Forest Oil Corp.(a) .............................      546,558       23,097,541
Pogo Producing Company ..........................      581,300       29,524,227
Stone Energy Corp.(a) ...........................      299,000       10,243,740
                                                                 --------------
                                                                     62,865,508
                                                                 --------------
OIL AND GAS SERVICES -- 0.4%
Helmerich & Payne, Inc. .........................      113,137        4,007,313
                                                                 --------------

REAL ESTATE & CONSTRUCTION -- 1.0%
St. Joe Company (The) ...........................      226,193       10,481,784
                                                                 --------------

REGIONAL BANKS & THRIFTS -- 4.5%
BankUnited Financial Corp. - Class A ............    1,088,700       21,850,209
Downey Financial Corp. ..........................      120,000        7,917,600
Sterling Financial Corp. ........................      275,000        7,958,500
The South Financial Group, Inc. .................      468,400       10,604,576
                                                                 --------------
                                                                     48,330,885
                                                                 --------------
SECURITY PRODUCTS & SERVICES -- 1.6%
Checkpoint Systems, Inc.(a) .....................      686,600       17,336,650
                                                                 --------------

TRANSPORTATION -- 3.5%
EGL Inc.(a) .....................................      313,011       14,548,751
Florida East Coast Industries, Inc. .............      276,691       22,959,819
                                                                 --------------
                                                                     37,508,570
                                                                 --------------

TOTAL COMMON STOCKS (Cost $486,156,805) .........                $1,033,905,684
                                                                 --------------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
MONEY MARKETS -- 0.8%                                  SHARES         VALUE
--------------------------------------------------------------------------------
AIM Short Term Treasury -
  Institutional Class (Cost $8,631,897) .........    8,631,897   $    8,631,897
                                                                 --------------

================================================================================
                                                                      MARKET
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 4.1%        PAR VALUE         VALUE
--------------------------------------------------------------------------------
U.S. Treasury Bill, 4.975%, 7/12/07..............  $ 5,000,000   $    4,992,464
U.S. Treasury Bill, 4.950%, 9/19/07..............   15,000,000       14,964,716
U.S. Treasury Bill, 5.001%, 11/01/07.............   10,000,000        9,841,060
U.S. Treasury Bill, 4.886%, 12/13/07.............   10,000,000        9,781,420
U.S. Treasury Bill, 4.959%, 12/27/07.............    5,000,000        4,882,765
                                                                 --------------
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
(Cost $44,458,877)...............................                $   44,462,425
                                                                 --------------

TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $539,247,579)..............................                $1,087,000,006

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)..                    (1,196,513)
                                                                 --------------

NET ASSETS -- 100.0%.............................                $1,085,803,493
                                                                 ==============

(a)   Non-income producing security.

See accompanying notes to financial statements.

WESTPORT FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 95.9%                                 SHARES         VALUE
--------------------------------------------------------------------------------
BROADCASTING/CABLE TV/ADVERTISING -- 4.6%
Cox Radio, Inc. - Class A(a) ....................       94,000   $    1,338,560
Interpublic Group of Companies, Inc.(a) .........      100,000        1,140,000
                                                                 --------------
                                                                      2,478,560
                                                                 --------------
BUSINESS PRODUCTS & SERVICES -- 15.3%
CA, Inc. ........................................       63,000        1,627,290
CACI International, Inc.(a) .....................       25,000        1,221,250
ChoicePoint, Inc.(a) ............................       14,400          611,280
Diebold, Inc. ...................................       20,000        1,044,000
Parametric Technology Corp.(a) ..................       48,000        1,037,280
Synopsys, Inc.(a) ...............................      100,000        2,643,000
                                                                 --------------
                                                                      8,184,100
                                                                 --------------
CAPITAL GOODS -- 1.8%
Baldor Electric Company .........................       20,000          985,600
                                                                 --------------

CHEMICALS -- 6.0%
Praxair, Inc. ...................................       45,000        3,239,550
                                                                 --------------

CONSUMER PRODUCTS & SERVICES -- 3.7%
American Eagle Outfitters, Inc. .................       35,000          898,100
Del Monte Foods Company .........................       90,000        1,094,400
                                                                 --------------
                                                                      1,992,500
                                                                 --------------
HEALTH CARE PRODUCTS & SERVICES -- 11.4%
CVS/Caremark Corp. ..............................       91,850        3,347,933
Laboratory Corporation of America Holdings(a) ...       36,000        2,817,360
                                                                 --------------
                                                                      6,165,293
                                                                 --------------
INDUSTRIAL SPECIALTY PRODUCTS -- 22.7%
Amphenol Corp. ..................................       60,000        2,139,000
FEI Company(a) ..................................       12,000          389,520
International Rectifier Corp.(a) ................       40,000        1,490,400
Pall Corp. ......................................       50,000        2,299,500
Precision Castparts Corp. .......................       42,000        5,097,119
Texas Instruments, Inc. .........................       20,064          755,008
                                                                 --------------
                                                                     12,170,547
                                                                 --------------
INSURANCE -- 2.0%
Hilb, Rogal & Hobbs Company .....................       25,400        1,088,644
                                                                 --------------

MEDICAL PRODUCTS & SERVICES -- 3.7%
Abbott Laboratories .............................       37,500        2,008,125
                                                                 --------------

WESTPORT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 95.9% (CONTINUED)                     SHARES         VALUE
--------------------------------------------------------------------------------
OIL & GAS PRODUCERS -- 14.6%
Anadarko Petroleum Corp. ........................       50,000   $    2,599,500
EOG Resources, Inc. .............................       41,500        3,031,990
Forest Oil Corp.(a) .............................       14,133          597,261
Pogo Producing Company ..........................       32,500        1,650,675
                                                                 --------------
                                                                      7,879,426
                                                                 --------------
OIL & GAS SERVICES -- 1.3%
Helmerich & Payne, Inc. .........................       20,100          711,942
                                                                 --------------

REGIONAL BANKS & THRIFTS -- 5.6%
Cullen/Frost Bankers, Inc. ......................       26,000        1,390,220
SunTrust Banks, Inc. ............................       19,000        1,629,060
                                                                 --------------
                                                                      3,019,280
                                                                 --------------
TRANSPORTATION -- 2.7%
FedEx Corp. .....................................       13,000        1,442,610
                                                                 --------------

OTHER -- 0.5% ...................................                       259,850
                                                                 --------------

TOTAL COMMON STOCKS (Cost $32,470,239) ..........                $   51,626,027
                                                                 --------------

================================================================================
                                                                      MARKET
MONEY MARKETS -- 1.5%                                  SHARES         VALUE
--------------------------------------------------------------------------------
AIM Short Term Treasury -
  Institutional Class (Cost $813,160)............      813,160   $      813,160
                                                                 --------------

================================================================================
                                                                      MARKET
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 3.2%        PAR VALUE         VALUE
--------------------------------------------------------------------------------
U.S. Treasury Bill, 4.809%, 8/30/07..............  $ 1,000,000   $      992,532
U.S. Treasury Bill, 5.001%, 11/1/07..............      500,000          492,053
U.S. Treasury Bill, 4.886%, 12/13/07.............      250,000          244,536
                                                                 --------------
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
(Cost $1,728,629)................................                $    1,729,121
                                                                 --------------

TOTAL INVESTMENT SECURITIES -- 100.6%
(Cost $35,012,028)...............................                $   54,168,308

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)..                      (301,384)
                                                                 --------------

NET ASSETS -- 100.0%.............................                $   53,866,924
                                                                 ==============

(a)   Non-income producing security.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
=========================================================================================================
                                                                             WESTPORT
                                                                            SELECT CAP        WESTPORT
                                                                               FUND             FUND
---------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ................................................   $  539,247,579   $   35,012,028
                                                                          ==============   ==============
   At market value (Note 2) ...........................................   $1,087,000,006   $   54,168,308
Dividends receivable ..................................................          365,173            9,641
Receivable for capital shares sold ....................................          533,188            2,159
Other assets ..........................................................           46,819           20,786
                                                                          --------------   --------------
   TOTAL ASSETS .......................................................    1,087,945,186       54,200,894
                                                                          --------------   --------------

LIABILITIES
Payable for capital shares redeemed ...................................          758,655          222,955
Payable to Adviser (Note 4) ...........................................          901,064           40,210
Payable to affiliates (Note 4) ........................................          171,506           13,926
Other accrued expenses and liabilities ................................          310,468           56,879
                                                                          --------------   --------------
   TOTAL LIABILITIES ..................................................        2,141,693          333,970
                                                                          --------------   --------------

NET ASSETS ............................................................   $1,085,803,493   $   53,866,924
                                                                          ==============   ==============

Net assets consist of:
Paid-in capital .......................................................   $  477,350,801   $   32,908,067
Accumulated net investment income .....................................        2,093,660          267,488
Accumulated net realized gains from security transactions .............       58,606,605        1,535,089
Net unrealized appreciation on investments ............................      547,752,427       19,156,280
                                                                          --------------   --------------
Net assets ............................................................   $1,085,803,493   $   53,866,924
                                                                          ==============   ==============

PRICING OF CLASS R SHARES
Net assets attributable to Class R shares .............................   $  485,358,962   $   38,584,353
                                                                          ==============   ==============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) (Note 5) ........................       17,405,495        1,788,941
                                                                          ==============   ==============
Net asset value, offering price and redemption price per share (Note 2)   $        27.89   $        21.57
                                                                          ==============   ==============

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares .............................   $  600,444,531   $   15,282,571
                                                                          ==============   ==============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) (Note 5) ........................       21,144,195          711,165
                                                                          ==============   ==============
Net asset value, offering price and redemption price per share (Note 2)   $        28.40   $        21.49
                                                                          ==============   ==============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
==================================================================================================
                                                                         WESTPORT
                                                                        SELECT CAP     WESTPORT
                                                                           FUND          FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends .......................................................   $  7,737,293   $    626,986
   Interest ........................................................        574,789         19,954
                                                                       ------------   ------------
         TOTAL INVESTMENT INCOME ...................................      8,312,082        646,940
                                                                       ------------   ------------

EXPENSES
   Investment advisory fees (Note 4) ...............................      5,194,004        229,634
   Shareholder servicing fees, Class R (Note 4) ....................        271,029         14,270
   Administration fees (Note 4) ....................................        252,402         13,438
   Transfer agent fees, Class R (Note 4) ...........................        221,886         18,290
   Professional fees ...............................................         50,632         45,523
   Transfer agent fees, Class I (Note 4) ...........................         49,192            148
   Shareholder reporting costs .....................................         36,944          5,872
   Custodian fees ..................................................         31,688          3,372
   Compliance fees and expenses ....................................         23,441          8,791
   Insurance expense ...............................................         19,550          3,450
   Other expenses ..................................................         18,834          3,413
   Postage and supplies ............................................         14,504          5,826
   Registration fees, Class R ......................................         12,833          8,193
   Registration fees, Class I ......................................         11,070          8,819
   Trustees' fees and expenses .....................................         10,413         10,413
                                                                       ------------   ------------
         TOTAL EXPENSES ............................................      6,218,422        379,452
                                                                       ------------   ------------

NET INVESTMENT INCOME ..............................................      2,093,660        267,488
                                                                       ------------   ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ...................     58,668,745      1,545,653
   Net change in unrealized appreciation/depreciation on investments     71,856,835      4,088,327
                                                                       ------------   ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...................    130,525,580      5,633,980
                                                                       ------------   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $132,619,240   $  5,901,468
                                                                       ============   ============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================================================
                                                             WESTPORT SELECT CAP FUND                   WESTPORT FUND
                                                        ----------------------------------    ----------------------------------
                                                          FOR THE SIX        FOR THE YEAR       FOR THE SIX        FOR THE YEAR
                                                         MONTHS ENDED           ENDED          MONTHS ENDED           ENDED
                                                         JUNE 30, 2007       DECEMBER 31,      JUNE 30, 2007       DECEMBER 31,
                                                          (UNAUDITED)           2006            (UNAUDITED)           2006
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income (loss) .....................   $     2,093,660    $     1,107,576    $       267,488    $      (360,283)
   Net realized gains from security transactions ....        58,668,745        107,903,004          1,545,653          5,244,353
   Net realized gains from redemption in-kind .......                --         59,597,247                 --                 --
   Net change in unrealized appreciation/depreciation
     on investments .................................        71,856,835        (31,742,325)         4,088,327          1,697,179
                                                        ---------------    ---------------    ---------------    ---------------
Net increase in net assets from operations ..........       132,619,240        136,865,502          5,901,468          6,581,249
                                                        ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From investment income, Class R ..................                --           (100,585)                --                 --
   From investment income, Class I ..................                --         (1,006,991)                --                 --
   From net realized gains, Class R .................                --        (42,657,487)                --         (3,613,896)
   From net realized gains, Class I .................                --        (65,245,517)                --         (1,383,713)
   From return of capital, Class R ..................                --            (83,356)                --                 --
   From return of capital, Class I ..................                --           (811,213)                --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Decrease in net assets from distributions to
  shareholders ......................................                --       (109,905,149)                --         (4,997,609)
                                                        ---------------    ---------------    ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS:
CLASS R
   Proceeds from shares sold ........................        48,788,659         92,353,458          2,948,501          9,753,681
   Reinvested Dividends .............................                --         42,599,063                 --          3,569,343
   Payments for shares redeemed .....................       (61,561,968)      (143,765,117)        (3,477,234)       (31,792,798)
                                                        ---------------    ---------------    ---------------    ---------------
Net decrease in net assets from Class R
  share transactions ................................       (12,773,309)        (8,812,596)          (528,733)       (18,469,774)
                                                        ---------------    ---------------    ---------------    ---------------

CLASS I
   Proceeds from shares sold ........................        33,710,203         64,013,090             46,246          2,288,935
   Reinvested Dividends .............................                --         51,874,967                 --          1,361,855
   Payments for shares redeemed .....................       (87,117,040)      (364,028,158)            (1,200)           (96,233)
                                                        ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from Class I
  share transactions ................................       (53,406,837)      (248,140,101)            45,046          3,554,557
                                                        ---------------    ---------------    ---------------    ---------------

Net decrease in net assets from capital share
  transactions ......................................       (66,180,146)      (256,952,697)          (483,687)       (14,915,217)
                                                        ---------------    ---------------    ---------------    ---------------

TOTAL INCREASE (DECREASE)  IN NET ASSETS ............        66,439,094       (229,992,344)         5,417,781        (13,331,577)

NET ASSETS:
   Beginning of period ..............................     1,019,364,399      1,249,356,743         48,449,143         61,780,720
                                                        ---------------    ---------------    ---------------    ---------------
   End of period ....................................   $ 1,085,803,493    $ 1,019,364,399    $    53,866,924    $    48,449,143
                                                        ===============    ===============    ===============    ===============

ACCUMULATED NET INVESTMENT INCOME ...................   $     2,093,660    $            --    $       267,488    $            --
                                                        ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================================================
                                                                                    CLASS R
                                     -----------------------------------------------------------------------------------------------
                                      FOR THE SIX
                                      MONTHS ENDED     FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                        JUNE 30,          ENDED            ENDED          ENDED           ENDED           ENDED
                                         2007          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      (UNAUDITED)         2006             2005           2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period ..............  $     24.56      $     24.16     $     24.06     $     21.79     $     16.49     $     19.45
                                      -----------      -----------     -----------     -----------     -----------     -----------

Income (loss) from investment
  operations:
   Net investment income (loss) ....         0.04             0.01           (0.18)          (0.16)          (0.13)          (0.12)
   Net realized and unrealized gains
     (losses) on investments .......         3.29             3.00            2.27            2.43            5.43           (2.84)
                                      -----------      -----------     -----------     -----------     -----------     -----------
Total from investment operations ...         3.33             3.01            2.09            2.27            5.30           (2.96)
                                      -----------      -----------     -----------     -----------     -----------     -----------

Less distributions
   From net investment income ......           --            (0.01)             --              --              --              --
   From net realized gains .........           --            (2.59)          (1.99)             --              --              --
   From return of capital ..........           --            (0.01)             --              --              --              --
                                      -----------      -----------     -----------     -----------     -----------     -----------
Total distributions ................           --            (2.61)          (1.99)             --              --              --
                                      -----------      -----------     -----------     -----------     -----------     -----------

Net asset value at end of period ...  $     27.89      $     24.56     $     24.16     $     24.06     $     21.79     $     16.49
                                      ===========      ===========     ===========     ===========     ===========     ===========

Total return .......................        13.56%(A)        12.41%           8.63%          10.42%          32.14%         (15.22%)
                                      ===========      ===========     ===========     ===========     ===========     ===========

Net assets at end of period (000's)   $   485,359      $   439,959     $   440,811     $   466,753     $   456,641     $   314,404
                                      ===========      ===========     ===========     ===========     ===========     ===========

Ratio of net expenses
  to average net assets ............         1.32%(B)         1.32%           1.31%           1.35%           1.34%           1.29%

Ratio of net investment income
  (loss) to average net assets .....         0.28(B)          0.02%          (0.74%)         (0.70%)         (0.74%)         (0.74%)

Portfolio turnover rate ............            2%(A)            7%              2%              9%             12%              4%

(A)   Not annualized.
(B)   Annualized.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================================================
                                                                                    CLASS I
                                     -----------------------------------------------------------------------------------------------
                                      FOR THE SIX
                                      MONTHS ENDED     FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                        JUNE 30,          ENDED            ENDED          ENDED           ENDED           ENDED
                                         2007          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      (UNAUDITED)         2006             2005           2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period ..............  $     24.97      $     24.52     $     24.34     $     21.99     $     16.59     $     19.53
                                      -----------      -----------     -----------     -----------     -----------     -----------

Income (loss) from investment
  operations:
   Net investment income (loss) ....         0.07             0.04           (0.12)          (0.12)          (0.09)          (0.09)
   Net realized and unrealized gains
     (losses) on investments .......         3.36             3.07            2.29            2.47            5.49           (2.85)
                                      -----------      -----------     -----------     -----------     -----------     -----------
Total from investment operations ...         3.43             3.11            2.17            2.35            5.40           (2.94)
                                      -----------      -----------     -----------     -----------     -----------     -----------

Less distributions:
   From net investment income ......           --            (0.04)             --              --              --              --
   From net realized gains .........           --            (2.59)          (1.99)             --              --              --
   From return of capital ..........           --            (0.03)             --              --              --              --
                                      -----------      -----------     -----------     -----------     -----------     -----------
Total distributions ................          --            (2.66)          (1.99)             --              --              --
                                      -----------      -----------     -----------     -----------     -----------     -----------

Net asset value at end of period ...  $     28.40      $     24.97     $     24.52     $     24.34     $     21.99     $     16.59
                                      ===========      ===========     ===========     ===========     ===========     ===========

Total return .......................        13.74%(A)        12.69%           8.86%          10.69%          32.55%         (15.05%)
                                      ===========      ===========     ===========     ===========     ===========     ===========

Net assets at end of period (000's)   $   600,444      $   579,405     $   808,546     $   883,635     $ 1,041,467     $   683,751
                                      ===========      ===========     ===========     ===========     ===========     ===========

Ratio of net expenses
  to average net assets ............         1.10%(B)         1.09%           1.09%           1.09%           1.09%           1.07%

Ratio of net investment income
  (loss) to average net assets .....         0.50%(B)         0.13%          (0.49%)         (0.44%)         (0.49%)         (0.53%)

Portfolio turnover rate ............            2%(A)            7%              2%              9%             12%              4%

(A)   Not annualized.
(B)   Annualized.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================================================
                                                                                    CLASS R
                                     -----------------------------------------------------------------------------------------------
                                      FOR THE SIX
                                      MONTHS ENDED     FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                        JUNE 30,          ENDED            ENDED          ENDED           ENDED           ENDED
                                         2007          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      (UNAUDITED)         2006             2005           2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period ..............  $     19.21      $     18.87     $     18.05     $     15.64     $     12.09     $    14.55
                                      -----------      -----------     -----------     -----------     -----------     -----------

Income (loss) from investment
  operations:
   Net investment income (loss) ....          0.11            (0.16)          (0.13)          (0.14)          (0.10)         (0.10)
   Net realized and unrealized gains
     (losses) on investments .......         2.25             2.67            2.23            2.78            3.65           (2.36)
                                      -----------      -----------     -----------     -----------     -----------     -----------
Total from investment operations ...         2.36             2.51            2.10            2.64            3.55           (2.46)
                                      -----------      -----------     -----------     -----------     -----------     -----------

Less distributions:
   From net realized gains .........           --            (2.17)          (1.28)          (0.23)             --              --
                                      -----------      -----------     -----------     -----------     -----------     -----------

Net asset value at end of period ...  $     21.57      $     19.21     $     18.87     $     18.05     $     15.64     $     12.09
                                      ===========      ===========     ===========     ===========     ===========     ===========

Total return .......................        12.29%(A)        13.27%          11.62%          16.85%          29.36%         (16.91%)
                                      ===========      ===========     ===========     ===========     ===========     ===========

Net assets at end of period (000's)   $    38,584      $    34,879     $    51,843     $    26,827     $    25,570     $    16,434
                                      ===========      ===========     ===========     ===========     ===========     ===========

Ratio of net expenses
  to average net assets ............         1.49%(B)         1.49%           1.45%           1.50%           1.50%           1.50%

Ratio of gross expenses
  to average net assets(C) .........         1.49%(B)         1.49%           1.45%           1.83%           1.99%           1.76%

Ratio of net investment income
  (loss) to average net assets .....         1.05%(B)        (0.67%)         (0.63%)         (0.82%)         (0.83%)         (0.80%)

Portfolio turnover rate ............            4%(A)            1%             45%             30%              9%             40%

(A)   Not annualized.
(B)   Annualized.
(C) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================================================
                                                                                    CLASS I
                                     -----------------------------------------------------------------------------------------------
                                      FOR THE SIX
                                      MONTHS ENDED     FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                        JUNE 30,          ENDED            ENDED          ENDED           ENDED           ENDED
                                         2007          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      (UNAUDITED)         2006             2005           2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period .............  $     19.14      $     18.80     $     17.98     $     15.59     $     12.05     $     14.55
                                      -----------      -----------     -----------     -----------     -----------     -----------

Income (loss) from investment
  operations:
   Net investment income (loss) ....         0.11            (0.10)          (0.13)          (0.10)          (0.11)          (0.15)
   Net realized and unrealized gains
     (losses) on investments .......         2.24             2.61            2.23            2.72            3.65           (2.35)
                                      -----------      -----------     -----------     -----------     -----------     -----------
Total from investment operations ...         2.35             2.51            2.10            2.62            3.54           (2.50)
                                      -----------      -----------     -----------     -----------     -----------     -----------

Less distributions:
   From net realized gains .........           --            (2.17)          (1.28)          (0.23)             --              --
                                      -----------      -----------     -----------     -----------     -----------     -----------

Net asset value at end of period ...  $     21.49      $     19.14     $     18.80     $     17.98     $     15.59     $     12.05
                                      ===========      ===========     ===========     ===========     ===========     ===========

Total return .......................        12.28%(A)        13.32%          11.67%          16.78%          29.38%         (17.18%)
                                      ===========      ===========     ===========     ===========     ===========     ===========

Net assets at end of period (000's)   $    15,283      $    13,570     $     9,938     $     9,862     $     4,159     $     2,888
                                      ===========      ===========     ===========     ===========     ===========     ===========

Ratio of net expenses
   to average net assets ...........         1.48%(B)         1.45%           1.47%           1.50%           1.50%           1.50%

Ratio of gross expenses
   to average net assets(C) ........         1.48%(B)         1.45%           1.47%           2.00%           2.42%           2.08%

Ratio of net investment income
    (loss) to average net assets ...         1.05%(B)        (0.62%)         (0.71%)         (0.80%)         (0.83%)         (0.81%)

Portfolio turnover rate ............            4%(A)            1%             45%             30%              9%             40%

(A)   Not annualized.
(B)   Annualized.
(C) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================

1. ORGANIZATION

The Westport Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as a diversified, no-load, open-end management investment company. The Trust was organized as a Delaware statutory trust under a Declaration of Trust dated September 17, 1997. The Trust has established two separate series: the Westport Select Cap Fund and the Westport Fund (the "Funds"). The Trust was capitalized on December 16, 1997, when the initial shares of each Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 1997.

The Westport Select Cap Fund seeks long-term capital appreciation. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in the equity securities of small capitalization companies. A small capitalization company has market capitalization of $2 billion or less at the time of the Fund's initial investment. Companies whose capitalization exceeds $2 billion after purchase by the Fund will continue to be considered small cap for purposes of this 65% limitation. Even after the market capitalization of a small cap company exceeds $2 billion, the Adviser may determine that the company continues to present a significant investment opportunity. In such instances, as long as the company's market capitalization does not exceed $6 billion, the Fund may add to an existing position in that company's securities by purchasing additional shares. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

The Westport Fund seeks a return composed of primarily capital appreciation and secondarily current income. The Fund seeks to achieve its investment objective by investing the majority of its assets in undervalued equity securities of attractive mid capitalization companies. A mid capitalization company has a market capitalization between $2 billion and $10 billion. The Fund will also invest on an opportunistic basis in the securities of attractive companies with both larger and smaller market capitalizations, but it is expected that the median market capitalization of the companies in the Fund will be in the mid capitalization range.

Each of the Funds is authorized to offer two classes of shares: Class R shares and Class I shares. Each Class R and Class I share of a Fund represents identical interests in the Fund's assets and has the same rights, except that
(i) Class I shares are expected to have lower operating expenses over time due to a shareholder services plan adopted with respect to Class R shares of each Fund (Note 4), and (ii) certain other class specific expenses are borne solely by the class to which such expenses are attributable. The Class I shares of the Westport Select Cap Fund and the Westport Fund commenced operations on February 16, 1998 and February 9, 2001, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States ("GAAP") from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of both classes of shares of each Fund is equal to the net asset value per share.

Allocations -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Investment income and distributions to shareholders -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Dividends arising from net investment income, if any, are declared and paid annually. Net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, are distributed at least annually.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has determined that the Funds do not have any uncertain tax positions as of June 30, 2007.

The tax character of distributions paid for the year ended December 31, 2006 is as follows:

--------------------------------------------------------------------------------
                                                  WESTPORT SELECT    WESTPORT
                                                     CAP FUND          FUND
--------------------------------------------------------------------------------
                                                    FOR THE YEAR   FOR THE YEAR
                                                       ENDED          ENDED
                                                      DEC. 31,       DEC. 31,
                                                        2006           2006
--------------------------------------------------------------------------------
From ordinary income ............................   $  1,107,576   $         --
From long-term capital gains ....................    107,903,004      4,997,609
From return of capital ..........................        894,569             --
                                                    ------------   ------------
                                                    $109,905,149   $  4,997,609
                                                    ============   ============

The following information is computed on a tax basis for each item for the year ended December 31, 2006:

--------------------------------------------------------------------------------
                                                WESTPORT SELECT      WESTPORT
                                                    CAP FUND           FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ................   $ 480,742,362    $  15,970,626
Gross unrealized depreciation ................      (4,908,910)        (913,237)
                                                 -------------    -------------
Net unrealized appreciation ..................   $ 475,833,452    $  15,057,389
                                                 -------------    -------------
Total accumulated earnings ...................   $ 475,833,452    $  15,057,389
                                                 -------------    -------------
Federal income tax cost* .....................   $ 543,127,292    $  33,159,338
                                                 =============    =============

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

The gross unrealized appreciation, gross unrealized depreciation and Federal income tax cost of the Funds' portfolio investments as of June 30, 2007 are $551,213,701, $3,523,414 and $539,309,719 for the Westport Select Cap Fund and
$19,937,093, $791,377 and $35,022,592 for the Westport Fund, respectively.

3. INVESTMENT TRANSACTIONS
For the six months ended June 30, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $16,455,407 and $118,244,214, respectively, for the Westport Select Cap Fund and $1,907,021 and $4,053,519, respectively, for the Westport Fund.

4. TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Trust are also officers of Westport Advisers, LLC (the "Adviser"), JPMorgan Chase Bank, N.A. ("JPMorgan"), formerly Integrated Investment Services, Inc., the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the Funds' principal underwriter.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets for the Westport Select Cap Fund, and at an annual rate of 0.90% of average daily net assets for the Westport Fund.

Pursuant to a written contract between the Adviser and the Funds, approved by the Trust's Board of Trustees, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of each Fund (other than brokerage commissions, extraordinary items, interest and taxes) to the extent "Total Annual Fund Operating Expenses" for each class exceed 1.50% of the Fund's average daily net assets attributable to that class of shares (the "Expense Limitation Agreement"). The Adviser has agreed to maintain these expense limitations with regard to each class of each Fund through December 31, 2007. The expense limitation agreement does not include recapture provisions. No fees were waived by the Adviser for the six months ended June 30, 2007.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, JPMorgan supplies non-investment-related administrative services for the Funds. JPMorgan supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, JPMorgan receives payment of one fee for both Administration and Accounting services based on the Funds' combined average daily net assets.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, JPMorgan calculates the daily net asset value per share and maintains the financial books of the Funds. For these services, JPMorgan receives payment of one fee for both Administration and Accounting services based on the Funds' combined average daily net assets. In addition, each Fund reimburses JPMorgan certain out-of-pocket expenses incurred by JPMorgan in obtaining valuations of such Fund's portfolio securities.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee from each Fund based on the Funds' combined number and type of shareholder accounts. In addition, each Fund reimburses JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

SHAREHOLDER SERVICES PLAN
The Trust has adopted a shareholder services plan with respect to Class R shares of each Fund. Under this plan, the Trust may enter into agreements pursuant to which a shareholder servicing agent performs certain shareholder services such as establishing and maintaining accounts and records, answering shareholder inquiries, providing personnel and facilities to maintain shareholder accounts and records, assisting shareholders in processing purchases, exchanges and redemption transactions, facilitating wiring of funds, integrating periodic statements with other shareholder transactions and providing other services as requested by shareholders. For these services each Fund pays the servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class R shares owned by investors for which the servicing agent maintains a servicing relationship. For the six months ended June 30, 2007, shareholder servicing fees of $271,029 and $14,270 were paid by Class R shares of the Westport Select Cap Fund and the Westport Fund, respectively, to third party shareholder servicing agents.

In addition, the Trust receives certain transfer agency services for Class R shares of each Fund not otherwise provided by the Funds' transfer agent, JPMorgan, from various shareholder servicing agents approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, transfer agent servicing fees of $207,733 and $11,403 were paid by Class R shares of the Westport Select Cap Fund and the Westport Fund, respectively, to third party shareholder servicing agents.

Under a transfer agent servicing agreement adopted by the Trust with respect to Class I shares of the Westport Select Cap Fund, pursuant to which the Trust receives certain services not otherwise provided by the Funds' transfer agent, JPMorgan, transfer agent servicing fees of $24,306 were paid to third party shareholder servicing agents by Class I shares of the Westport Select Cap Fund for the six months ended June 30, 2007.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement on behalf of the Funds with IFS Fund Distributors, Inc. (the "Distributor"). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund's shares. The Distributor receives no compensation for its services.

COMPLIANCE SERVICES
Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust, including developing and monitoring of the Funds' policies and procedures, as well as administrative support services to the Funds' Compliance Program.

IFS Financial Services, Inc. provides the Chief Compliance Officer (CCO) to the Funds. The CCO reports directly to the Funds' Board of Trustees and oversees an annual review of the policies and procedures of the Funds and its services providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events.

5. CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions:

------------------------------------------------------------------------------------------------------------------
                                                     WESTPORT SELECT CAP FUND             WESTPORT FUND
                                                  ------------------------------    ------------------------------
                                                    FOR THE SIX                     FOR THE SIX
                                                   MONTHS ENDED     FOR THE YEAR    MONTHS ENDED     FOR THE YEAR
                                                     JUNE 30,          ENDED          JUNE 30,           ENDED
                                                       2007         DECEMBER 31,        2007         DECEMBER 31,
                                                   (UNAUDITED)          2006         (UNAUDITED)          2006
------------------------------------------------------------------------------------------------------------------
CLASS R
Shares sold ...................................       1,848,319        3,688,956          144,859          490,591
Shares reinvested .............................              --        1,733,078               --          185,228
Shares redeemed ...............................      (2,353,102)      (5,755,856)        (171,422)      (1,607,062)
                                                  -------------    -------------    -------------    -------------
Net increase (decrease) in shares outstanding .        (504,783)        (333,822)         (26,563)        (931,243)
Shares outstanding, beginning of period .......      17,910,278       18,244,100        1,815,504        2,746,747
                                                  -------------    -------------    -------------    -------------
Shares outstanding, end of period .............      17,405,495       17,910,278        1,788,941        1,815,504
                                                  =============    =============    =============    =============

CLASS I
Shares sold ...................................       1,237,056        2,515,671            2,266          114,446
Shares reinvested .............................              --        2,076,659               --           70,930
Shares redeemed ...............................      (3,294,007)     (14,361,532)             (56)          (4,975)
                                                  -------------    -------------    -------------    -------------
Net increase (decrease) in shares outstanding .      (2,056,951)      (9,769,202)           2,210          180,401
Shares outstanding, beginning of period .......      23,201,146       32,970,348          708,955          528,554
                                                  -------------    -------------    -------------    -------------
Shares outstanding, end of period .............      21,144,195       23,201,146          711,165          708,955
                                                  =============    =============    =============    =============
------------------------------------------------------------------------------------------------------------------

6. COMMITMENTS AND CONTINGENCIES
The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

THE WESTPORT FUNDS
OTHER ITEMS
JUNE 30, 2007 (UNAUDITED)
================================================================================

QUARTERLY PORTFOLIO DISCLOSURE
A complete uncertified listing of the portfolio holdings of each of the Funds, in the form normally presented in annual and semi-annual reports, is available on the Funds' website, at http://www.westportfunds.com, within thirty days following the end of each calendar quarter. Interested investors may request a copy of that information, without charge, by calling toll-free 1-888-593-7878. In addition, the Trust files a complete certified listing of portfolio holdings for each Fund with the Securities and Exchange Commission ("Commission") as of the end of the first and third quarters of each fiscal year on Form N-Q within sixty days following the end of each calendar quarter. The complete listing on Form N-Q (i) is available on the Commission's website at http://www.sec.gov;
(ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll-free 1-888-593-7878. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES
The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2007 are available (i) on the Funds' website, at http://www.westportfunds.com, (ii) without charge upon request by calling toll-free 1-888-593-7878 or (iii) on the Commission's website at http://www.sec.gov.

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                                                                              25

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26

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                                                                              27

THE WESTPORT FUNDS

WESTPORT SELECT CAP FUND
WESTPORT FUND


website: www.westportfunds.com

SHAREHOLDER SERVICES
888-593-7878

INVESTMENT ADVISER
Westport Advisers, LLC
253 Riverside Avenue
Westport, Connecticut 06880
203-227-3601

BOARD OF TRUSTEES
Raymond J. Armstrong
Stephen E. Milman
Edmund H. Nicklin, Jr.
D. Bruce Smith, II

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

DISTRIBUTOR
IFS Fund Distributors, Inc.
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of The Westport Funds.

Item 2. Code of Ethics.

Not required in semiannual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semiannual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in semiannual report filing.

Item 5. Audit Committee of Listed Registrants.

Not required in semiannual report filing.

Item 6. Schedule of Investments.

The schedule is included as part of The Westport Funds Semiannual Report filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable in semi-annual filing.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith, as Exhibit 99.CERT.

(a)(3)  Not applicable.

(b) Certifications required by Item 12(b) of Form N-CSR are filed herewith, as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Westport Funds

By (Signature and Title)


/s/ Edmund H. Nicklin, Jr.
--------------------------------------
Edmund H. Nicklin, Jr.
President

Date: September 10, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Edmund H. Nicklin, Jr.
--------------------------------------
Edmund H. Nicklin, Jr.
President

Date: September 10, 2007


By (Signature and Title)


/s/ Terry A. Wettergreen
--------------------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date: September 10, 2007